BORROWINGS - Narrative (Details) R$ in Millions, $ in Millions, $ in Millions	3 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 BRL (R$)
Debt Associated With United States Distributed Generation Portfolio, Matures 2025
Disclosure of detailed information about borrowings [line items]
Increase in borrowing capacity		$ 50
Carrying value		$ 150
2021 United States Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Increase in borrowing capacity	$ 250
Carrying value	$ 750
Debt Associated With Colombia Hydroelectric Assets, Matures In 2047
Disclosure of detailed information about borrowings [line items]
Carrying value				$ 3,000,000
Debt Associated With Brazilian Solar Assets, Maturing In 2047
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 68		R$ 350